Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives	12 Months Ended
Dec. 31, 2020
Computer and office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives [Line Items]
Estimated useful lives	7 years